Grupo Santander - Off-shore entities (Details)	12 Months Ended
	Dec. 31, 2021 numberOfEmployees numberOfPerson subsidiary branch numberOfHoldingEntity	Oct. 31, 2021 jurisdiction	Dec. 31, 2020 numberOfPerson subsidiary branch	Dec. 31, 2019 numberOfPerson
Disclosure of detailed information about business combination [line items]
Number of employees | numberOfPerson	197,070		191,189	196,419
Number of jurisdictions in EU's blacklist where Santander is not present | jurisdiction		9
Number of jurisdictions within EU's grey list | jurisdiction		15
Off-shore entities
Disclosure of detailed information about business combination [line items]
Number of branches	3
Number of employees | numberOfEmployees	147
Off-shore entities | Spanish Legislation
Disclosure of detailed information about business combination [line items]
Number of subsidiaries resident in off-shore territories | subsidiary	1		2
Number of branches	3		3
Off-shore entities | British Legislation
Disclosure of detailed information about business combination [line items]
Number of subsidiaries resident in off-shore territories | subsidiary	3
Off-shore entities | Cayman Islands
Disclosure of detailed information about business combination [line items]
Number of branches	1
Off-shore entities | Cayman Islands | Spanish Legislation
Disclosure of detailed information about business combination [line items]
Number of branches	1
Off-shore entities | Isle of Man
Disclosure of detailed information about business combination [line items]
Number of branches	1
Off-shore entities | Isle of Man | Spanish Legislation
Disclosure of detailed information about business combination [line items]
Number of branches	1
Off-shore entities | United Kingdom
Disclosure of detailed information about business combination [line items]
Number of subsidiaries resident in off-shore territories | subsidiary	3
Number of subsidiaries expected to be liquidated | subsidiary	1
Santander Brazil Global Investment Fund SPC | Cayman Islands
Disclosure of detailed information about business combination [line items]
Number of small holding entities | numberOfHoldingEntity	2